Share-Based Payments - Summary of Long-Term Incentive Plans (Detail) shares in Thousands, S/ in Thousands	12 Months Ended
Dec. 31, 2024 PEN (S/) shares
Performance-Based Option Agreement on March 21, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incentive plans / Vesting Commencement Date	March 21, 2024
Number of options / shares in thousands | shares	2,661
Vesting conditions	3 years’ service from grant date
Contractual life of options / shares	10 years
Share options granted | S/	S/ 6,655
Long-Term Incentive Management on March 21, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incentive plans / Vesting Commencement Date	March 21, 2024
Number of options / shares in thousands | shares	600
Vesting conditions	4 years’ service from grant date
Contractual life of options / shares	5 years
Share options granted | S/	S/ 195
Restricted Stock Unit on March 21, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incentive plans / Vesting Commencement Date	March 21, 2024
Number of options / shares in thousands | shares	161
Vesting conditions	3 years’ service from grant date
Contractual life of options / shares	3 years
Share options granted | S/	S/ 1,164